Goodwill - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Term for calculating profit marging for cash generating units	3 years
Impairment loss	$ 11,161	$ 2,460	$ 0
Impairment of intangible assets charge	3,870	0	$ 0
BioStrand
Disclosure of detailed information about intangible assets [line items]
Impairment loss	11,200	$ 2,500
Impairment of intangible assets charge	$ 3,900